PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 44,590
Additions to property, plant and equipment	552
Acquisitions through business combinations	2,351
Disposal of assets	(551)
Transfer to assets held for sale	(759)
Items recognized through OCI
Changes in fair value	(257)
Foreign currency translation	(533)
Items recognized through net income
Depreciation	(747)
Ending balance	44,646
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	28,418
Additions to property, plant and equipment	190
Acquisitions through business combinations	0
Disposal of assets	0
Transfer to assets held for sale	0
Items recognized through OCI
Changes in fair value	0
Foreign currency translation	(485)
Items recognized through net income
Depreciation	(274)
Ending balance	27,849
Construction in progress	284		$ 212
Right-of-use asset not subject to revaluation, disposal	73	$ 74
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,010
Additions to property, plant and equipment	142
Acquisitions through business combinations	1,595
Disposal of assets	(551)
Transfer to assets held for sale	(759)
Items recognized through OCI
Changes in fair value	(257)
Foreign currency translation	21
Items recognized through net income
Depreciation	(297)
Ending balance	8,904
Construction in progress	253		213
Right-of-use asset not subject to revaluation, disposal	174	185
Solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,012
Additions to property, plant and equipment	206
Acquisitions through business combinations	756
Disposal of assets	0
Transfer to assets held for sale	0
Items recognized through OCI
Changes in fair value	0
Foreign currency translation	(73)
Items recognized through net income
Depreciation	(171)
Ending balance	7,730
Construction in progress	410		172
Right-of-use asset not subject to revaluation, disposal	188	152
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	150
Additions to property, plant and equipment	14
Acquisitions through business combinations	0
Disposal of assets	0
Transfer to assets held for sale	0
Items recognized through OCI
Changes in fair value	0
Foreign currency translation	4
Items recognized through net income
Depreciation	(5)
Ending balance	163
Construction in progress	6		$ 1
Right-of-use asset not subject to revaluation, disposal	$ 2	$ 3